Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2026
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts
10.
Capital Stock and Changes in Capital Accounts
a)
Preferred
stock
:
As
of
June
30,
2026,
and
December
31,
2025,
the
Company’s
authorized
preferred stock consists of 50,000,000
shares (all in registered form), par value $
0.01
per share, of which
1,000,000
shares
are
designated
as
Series
A
Participating
Preferred
Shares,
5,000,000
shares
are
designated as
Series B
Preferred Shares,
10,675
shares are
designated as
Series C
Preferred Shares
and 400
shares
are
designated
as
Series
D
Preferred
Shares.
As
of
June
30,
2026
and
2025,
the
Company had zero
Series A Participating Preferred Shares issued and outstanding.
b)
Series
B
Preferred
Stock:
As
of
June
30,
2026,
and
December
31,
2025,
the
Company
had
2,600,000
Series B
Preferred Shares
issued and
outstanding with
par value
$
0.01
per share,
at $
25.00
per share and with liquidation preference at $ 25.00
per share.
Holders of Series B Preferred Shares have
no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Also, holders
of Series
B Preferred
Shares rank
prior to
the holders
of common
shares with respect to
dividends, distributions and payments upon
liquidation and are subordinated to
all
of the existing and future indebtedness.
Dividends
on
the
Series
B
Preferred
Shares
are
cumulative
from
the
date
of
original
issue
and
are
payable on the 15th day of January, April, July and October of each year at a dividend rate of 8.875 % per annum, or $ 2.21875
per share per annum. For the six
months ended June 30, 2026 and
2025, dividends
on Series B Preferred Shares amounted to $ 2,884 . Since February 14, 2019, the Company may redeem, in
whole
or
in
part,
the
Series
B
Preferred
Shares
at
a
redemption
price
of
$
25.00
per
share
plus
an
amount equal to all
accumulated and unpaid dividends thereon to
the date of redemption, whether
or not
declared.
c)
Series
C
Preferred
Stock
:
As
of
June
30,
2026,
and
December
31,
2025,
the
Company
had
10,675
shares
of
Series
C
Preferred
Stock,
issued
and
outstanding,
with
par
value
$
0.01
per
share,
owned by
an affiliate
of its Chief
Executive Officer,
Ms. Semiramis Paliou.
The Series C Preferred Stock
votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
The Series C Preferred Stock has
no dividend or liquidation
rights and cannot be
transferred without the consent
of the Company except to
the holder’s affiliates and immediate family members.
d)
Series D Preferred Stock
: As of June
30, 2026, and December 31,
2025, the Company had
400
shares of Series D Preferred Stock, issued and outstanding, with par value $ 0.01 per share, owned by an
affiliate
of
its
Chief
Executive
Officer,
Ms.
Semiramis
Paliou.
The
Series
D
Preferred
Stock
is
not
redeemable
and
has
no
dividend
or
liquidation
rights.
The Series D Preferred Stock vote with the
common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,
on
all matters
submitted to
a vote
of the
stockholders of
the
Company,
provided however, that,
notwithstanding any other provision of the
Series D Preferred Stock statement of
designation, to the extent that
the total number of votes
one or more holders
of Series D Preferred Stock
is
entitled
to
vote
(including
any
voting
power
of
such
holders
derived
from
Series
D
Preferred
Stock,
shares of
Common Stock
or any
other voting
security of
the Company
issued and
outstanding as
of the
date hereof or
that may be
issued in the
future) on any
matter submitted to
a vote of
stockholders of the
Company would
exceed
36.0
% of
the total
number of
votes eligible
to be
cast on
such matter,
the total
number
of
votes
that
holders
of
Series
D
Preferred
Stock
may
exercise
derived
from
the
Series
D
Preferred
Stock
together
with
Common
Shares
and
any
other
voting
securities
of
the
Company
beneficially owned by such holder,
shall be reduced to
36
% of the total number of votes that
may be cast
on such matter submitted to a vote of stockholders.
e)
Repurchase
of
Common
Shares:
On
December
2,
2024,
the
Company
commenced
a
tender
offer
to
purchase
up
to
15,000,000
shares
of
its
outstanding
common
stock,
at
$
2.00
per
share,
using
funds available from cash and cash equivalents. On January 7, 2025, the tender offer was settled and the
Company
repurchased
and
retired
a
total
of
11,442,645
shares
of
common
stock
for
an
aggregate
amount of $ 23,048 .
f)
Dividend
on
Common
Stock:
On
March
21,
2025,
the
Company
paid
a
cash
dividend
on
its
common stock of $ 0.01
per share, or $
1,158 , to all shareholders of record as of March 12, 2025. On June
24,
2025, the
Company paid
a cash
dividend on
its common
stock of
$
0.01
per share,
or $
1,158
, to
all
shareholders of
record as
of June
17, 2025.
On March
18, 2026,
the Company
paid a
cash dividend
on
its common
stock of
$
0.01
per share,
or $
1,236
to all
shareholders of
record as
of March
11,
2026. On
June 18, 2026,
the Company paid a
cash dividend on its
common stock of $
0.01
per share, or $
1,244
to
all shareholders of record as of June 10, 2026.
g)
Warrants:
On
December
14,
2023,
the
Company
distributed
22,613,070
warrants
to
its
shareholders
of
record
on
December
6,
2023.
Holders
received
one
warrant
for
every
five
shares
of
issued and outstanding shares of common stock held as of the record date (rounded down to the nearest
whole
number
for
any
fractional
warrant.
Each
Warrant
entitles
the
holder
to
purchase,
at
the
holder’s
sole
and
exclusive
election,
at
the
exercise
price
of
$
4
per
warrant,
1.68852
shares
of
common
stock
including a bonus share fraction. A bonus share fraction entitles a holder to receive an additional part of a share of common stock for each warrant exercised without payment of any additional exercise price.
The
Company's warrants
are
classified as
liabilities and
are
remeasured at
fair
value
at
each reporting
date, with
changes in
fair value
recognized in
earnings. The
warrants are
listed on
the New
York
Stock
Exchange under the symbol
"DSX_W." The
fair value of
the warrants is determined
using quoted market
prices
in
an
active
market
and
is
classified
as
a
Level
1
measurement
within
the
fair
value
hierarchy.
During the six months ended June 30, 2026 and 2025, the Company issued
876,267
and
12,802
shares,
respectively,
having
a
value
of
$
2,040
and
$
16
,
net
of
expenses,
or
$
2.33
and
$
1.24
per
share,
respectively.
During the
six months
ended June
30, 2026
and 2025,
the Company
received $
2,097
and
$ 69
,
in
proceeds,
net
of
fees
from
the
exercise
of
521,143
and
7,825
warrants,
respectively.
If
all
warrants
were
exercised
as
of
June
30,
2026,
the
Company
would
have
issued
37,221,648
shares
of
common stock, including the shares from the warrants already exercised, with a fair value of $ 85,733
and
would have received $ 90,452
gross proceeds. As of June
30, 2026 and December 31,
2025, the warrant
liability
amounted to
$
2,352
and
$
1,330
,
respectively.
During the
six months
ended June
30,
2026 and
2025,
gain/loss
on
warrants
amounted
to
a
loss
of
$
1,086
and
a
gain
of
$
515
,
respectively,
and
is
separately presented in the accompanying unaudited interim consolidated statements of income.
h)
Incentive Plan:
Effective April 29, 2026, the
Company amended and restated its Equity Incentive
Plan
to
increase
the
aggregate
number
of
shares
of
common
stock that
may
be
delivered
pursuant
to
awards granted under
the plan by
50,000,000
common shares. As
of June
30, 2026,
51,394,759
shares
remained reserved for issuance according to the Company’s incentive plan.
Restricted stock as of June 30, 2026 and 2025 is analyzed as follows:
Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2024 6,097,502 $ 3.30
Granted 2,000,000 1.84
Vested (3,134,365) 3.37
Outstanding as of June 30, 2025
4,963,137
$ 2.67
Outstanding as of December 31, 2025 4,963,137 $ 2.67
Granted 7,750,000 2.59
Vested (2,945,335) 2.99
Outstanding as of June 30, 2026 9,767,802 $ 2.51
The
fair
value
of
the
restricted
shares
has
been
determined
with
reference
to
the
closing
price
of
the
Company’s
stock
on
the
date
such
awards
were
approved
by
the
Company’s
board
of
directors.
The
aggregate compensation
cost is
recognized ratably
in the
accompanying unaudited
interim consolidated
statements of
income over
the respective
vesting periods.
For the
six months
ended June
30, 2026
and
2025,
compensation cost
amounted to
$
3,918
and $
5,270
,
respectively,
and
is
included in
general and
administrative expenses in the accompanying unaudited interim consolidated statements of income.
As
of
June
30,
2026
and
December
31,
2025,
the
total
unrecognized
cost
relating
to
restricted
share
awards
was
$
21,904
and $
5,749
,
respectively.
As
of
June 30,
2026, the
weighted-average period
over
which
the
total
compensation
cost
related
to
non-vested
awards
not
yet
recognized
is
expected
to
be
recognized
is
4.41
years.
The
total
fair
value
of
shares
vested
during
the
six
months
ended
June
30,
2026 and 2025 was $ 8,756
and $
10,584 , respectively.